EQUITY AND REMUNERATION TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2021
EQUITY AND REMUNERATION TO SHAREHOLDERS

26.	EQUITY AND REMUNERATION TO SHAREHOLDERS

a)	Share capital

As of December 31, 2021, the Company’s issued and share capital is R$8,467 (R$7,594 at December 31, 2020 and R$7,294 at December 31, 2019), represented by 566,036,634 common shares (507,670,289 at December 31, 2020) and 1,127,325,434 preferred shares (1,011,082,312 at December 31, 2020), both of them with nominal value of R$5.00 (five Reais), as follows:

	Number of shares on December 31, 2021
Shareholders	Common	%	Preferred	%	Total	%
State of Minas Gerais	288,485,632	51	13,143	—	288,498,775	17
Other entities of Minas Gerais State	23,094	—	14,472,345	1	14,495,439	1
FIA Dinâmica Energia S.A.	153,354,328	27	80,004,762	7	233,359,090	14
BNDES Participações	63,082,911	11	22,141,720	2	85,224,631	5
BlackRock	—	—	123,325,741	11	123,325,741	7
Others
In Brazil	43,689,699	8	145,881,261	13	189,570,960	11
Foreign shareholders	17,400,970	3	741,486,462	66	758,887,432	45
Total	566,036,634	100	1,127,325,434	100	1,693,362,068	100

	Number of shares on December 31, 2020
Shareholders	Common	%	Preferred	%	Total	%
State of Minas Gerais	258,738,711	51	11,788	—	258,750,499	17
Other entities of Minas Gerais State	20,713	—	7,442,037	1	7,462,750	—
FIA Dinâmica Energia S.A.	114,172,677	22	43,975,272	4	158,147,949	10
BNDES Participações	56,578,175	11	27,299,432	3	83,877,607	6
BlackRock	—	—	153,689,970	15	153,689,970	10
Others
In Brazil	55,717,246	11	212,704,725	21	268,421,971	18
Foreign shareholders	22,442,767	5	565,959,088	56	588,401,855	39
Total	507,670,289	100	1,011,082,312	100	1,518,752,601	100

	Number of shares on December 31, 2019
Shareholders	Common	%	Preferred	%	Total	%
State of Minas Gerais	248,516,953	51	11,323	—	248,528,276	17
Other entities of Minas Gerais State	19,896	—	1,411,276	—	1,431,172	—
FIA Dinâmica Energia S.A.	48,700,000	10	55,133,744	6	103,833,744	7
BNDES Participações	54,342,992	11	26,220,938	3	80,563,930	6
Others
In Brazil	101,170,317	21	328,982,856	34	430,153,173	29
Foreign shareholders	34,864,055	7	559,378,251	57	594,242,306	41
Total	487,614,213	100	971,138,388	100	1,458,752,601	100

The Company’s Share Capital may be increased by up to a limit of 10% (ten percent) of the share capital set in the by-laws, without need for change in the by-laws and upon decision of the Board of Directors, having previously heard statement of opinion issued by the Fiscal Council.

Capital increase

The Annual General Meeting held on April, 30, 2021 approved Management's proposal for allocation of the profits for 2020, disclosed in the 2020 financial statements, including a capital increase from R$7,594 to R$8,467 pursuant to Article 199 of the Brazilian Corporate Law, since the profit reserve at December 31, 2020, (excluding tax incentive reserve and the unrealized profit reserve), exceed the registered share capital by R$1,529. This capital increase was made through the issuance of 174,609,467 new shares, of which 58,366,345 were common shares and 116,243,122 preferred shares, with nominal unit value of R$5.00, by the capitalization of R$873 from profit retention reserve.

In addition, the Annual General Meeting held on April 29, 2022 approved the Management’s proposal for allocation of the profits for 2021, disclosed in the 2021 financial statements, including a capital increase of the registered share capital from R$8,467 to R$11,007, also pursuant to Article 199 of the Brazilian Corporate Law, since the profit reserve at December 31, 2020, (excluding tax incentive reserve and the unrealized profit reserve), exceed the registered share capital by R$1,523. This capital increase was made through the issuance of 508,008,620 new shares, of which 169,810,990 were common shares and 338,197,630 preferred shares, with nominal unit value of R$5.00, by the capitalization of R$2,540 from profit retention reserve.

b)	Earnings per share

The number of shares included in the calculation of basic and diluted earnings per share, is described in the table below:

Number of shares	2021	2020	2019
Common shares already paid up	735,847,624	735,847,624	735,847,624
Shares in treasury	(102)	(102)	(102)
	735,847,522	735,847,522	735,847,522

Preferred shares already paid up	1,465,523,064	1,465,523,064	1,465,523,064
Shares in treasury	(846,062)	(846,062)	(846,062)
	1,464,677,002	1,464,677,002	1,464,677,002
Total	2,200,524,524	2,200,524,524	2,200,524,524

Basic and diluted earnings per share

The Company’s preferred shares carry the right to a minimum mandatory dividend, as shown in more detail in item ‘e’.

The purchase and sale options of investments in SAAG, described in Note 30, could potentially dilute basic earnings per share in the future; however, they have not caused dilution of earning per share in 2021, 2020 and 2019.

The calculation of basic and diluted earnings per share is as follows:

	2021	2020	2019
Net income for the year attributed to equity holders of the parent	3,751	2,864	3,194

Minimum mandatory dividend from net income for the year - preferred shares	1,309	986	509
Net income for the year not distributed - preferred shares	1,188	920	1,617
Total earnings - preferred shares (A)	2,497	1,906	2,126

Minimum mandatory dividend from net income for the year - common shares	657	496	256
Net income for the year not distributed - common shares	597	462	812
Total earnings - common shares (B)	1,254	958	1,068

Basic and diluted earnings per preferred share (A / number of preferred shares)	1.70	1.30	1.45
Basic and diluted earnings per common share (B / number of common shares)	1.70	1.30	1.45

	2021	2020	2019
Net income for the year from continuing operations attributed to equity holders of the parent	3,751	2,864	2,970

Minimum mandatory dividend from net income for the year from continuing operations – preferred shares	1,309	986	509
Net income for the year from continuing operations not distributed – preferred shares	1,188	920	1,468
Total earnings from continuing operations - preferred shares (A.1)	2,497	1,906	1,977

Minimum mandatory dividend from net income for the year from continuing operations - common shares	657	496	256
Net income for the year from continuing operations not distributed – common shares	597	462	737
Total earnings from continuing operations - common shares (B.1)	1,254	958	993

Basic and diluted earnings from continuing operations per preferred share (A.1 / number of preferred shares)	1.70	1.30	1.35
Basic and diluted earnings from continuing operations per common share (B.1 / number of common shares)	1.70	1.30	1.35

Considering that each class of share participates equally in the profit reported, the earning per share in the fiscal years ended in December 31, 2021, 2020 and 2019 were, respectively, R$1.70, R$1.30 and R$1.45. These figures are calculated based on the Company’s number of shares at the date of these financial statements approval, according to IAS 33, adjusting the earning per share of the comparative prior years, 2020 and 2019.

c)	Valuation adjustments

	2021	2020	2019
Adjustments to actuarial liabilities – Employee benefits	(329)	(340)	(343)
Subsidiary and jointly controlled entity
Adjustments to actuarial liabilities – Employee benefits	(2,433)	(2,660)	(2,650)
Deemed cost of PP&E	554	569	586
	(1,879)	(2,091)	(2,064)
Valuation adjustments	(2,208)	(2,431)	(2,407)

The adjustments to post-employment benefit obligations comprise gains or losses resulting from re-measurements of the net defined-benefit obligation, in accordance with the actuarial report, net of tax effects: on December 31, 2021 this balance is R$2,208 (R$2,431 on December 31, 2020).

The Company has reclassified the accumulated balance of actuarial losses related to life insurance to Retained Earnings, in the amount of R$39, net of taxes, due to the cancellation of this post-employment benefit, with write-off of the obligation balance (more details are available in Note 24).

The amounts recorded as deemed cost of the generation assets represents its fair value determined using the replacement cost at initial adoption of IFRS on January 1, 2009. The valuation of the generation assets resulted in an increase in their book value, recorded in a specific line in Equity, net of the tax effects. These values are being realized based on the depreciation of the assets.

d)	Reserves

Capital reserves

	2021	2020	2019
Investment-related donations and subsidies	1,857	1,857	1,857
Goodwill on issuance of shares	394	394	394
Shares in treasury	(1)	(1)	(1)
	2,250	2,250	2,250

The Reserve for investment-related donations and subsidies basically refers to the compensation by the Federal Government for the difference between the profitability obtained by Cemig up to March 1993 and the minimum return guaranteed by the legislation in effect at the time.

The reserve for treasury shares refers to the pass-through by Finor of shares arising from funds applied in Cemig projects in the area covered by Sudene (the development agency for the Northeast) under tax incentive programs.

Profit reserves

	2021	2020	2019
Legal reserve	1,181	995	853
Statutory reserve	57	57	57
Profit retention reserve	7,331	6,651	5,500
Unrealized profit reserve	835	835	835
Incentive tax reserve	124	103	85
Reserve for mandatory dividends not distributed	1,420	1,420	1,420
	10,948	10,061	8,750

Legal reserve

Constitution of the legal reserve is mandatory, up to the limits established by law. The purpose of the reserve is to ensure the security of the share capital, its use being allowed only for offsetting of losses or increase capital. This reserve constitution corresponds to 5% of the net income for the year, less the amount allocated to incentive tax reserve.

Statutory reserve

The reserve under the By-laws is for future payment of extraordinary dividends, in accordance with Article 28 of the by-laws.

Profit retention reserve

Profit retention reserve refers to profits not distributed in prior years, to guarantee execution of the Company’s Investment Program, and amortization of loans and financing. The retentions are supported by capital budgets approved by the Board of Directors in the respective years.

Unrealized profit reserve

Article of the Brazilian corporate law nº 6,404/76 allows the Company to pay the mandatory dividend, calculated as required by the Bylaws up to the amounts of the realized portion of the net income for the year (received in cash). The excess between such mandatory dividend amount and the dividends that will be actually paid was recorded in the “Unrealized profit reserve”.

In 2021, Company presented a positive net share of profit of subsidiaries, jointly controlled entities and affiliates of R$3,038, which can be regarded as unrealized portion of net income for the year, in accordance with the Brazilian corporate law.

Additionally, the above does not apply to the payment of the minimum mandatory dividends on preferred shares, which are required to be paid in full for an amount of R$564, as described in further details in f) below. In addition, since the creation of the unrealized profit reserve is optional, Management decided to propose the same proportion of dividend payment to shareholders owning common shares, considering Company’s expected financial capacity.

The outstanding balance of the unrealized profit reserve will remain R$835, considering the reversal of the reserve recorded in 2020 and the creation of a new one in 2021, in the same amount.

The unrealized profit reserve amounts can only be used to pay mandatory dividends. Hence, when the Company realizes such profits in cash, it must distribute the corresponding dividend in the subsequent period, after offsetting of any losses in subsequent years.

Incentives tax reserve

The Company has a right to a 75% reduction in income tax, including the tax paid at the additional rate, calculated on the basis of the operating profit in the region of Sudene (the Development Agency for the Northeast), for 10 years starting in 2014. The amount of the incentive recognized in the Statement of income was R$21 in 2021 (R$18 in 2020 and R$18 in 2019), and it was subsequently transferred to the Incentives Tax reserve. The amount of the Tax incentives reserve on December 31, 2021 was R$124 (R$103 at December 31, 2020). This reserve cannot be used for payment of dividends.

Reserve for mandatory dividends not distributed

2021
Dividends withheld, arising from the net income of 2015	623
Dividends withheld, arising from the net income of 2014	797
1,420

These dividends were retained in Equity, in years 2015 and 2014, in the account Reserve for mandatory dividends not distributed; and as per the proposal approved in the Annual General Meetings of 2016 and 2015, the dividends retained will be paid as soon as the Company’s financial situation permits. The Company's Management, in view of the uncertainties present in the current macroeconomic scenario and the estimated cash requirement for the nex year, concluded that the financial situation does not yet allow the payment of these retained dividends.

e)	Rights and preferences of the common and preferred shares

Every holder of Cemig common shares has the right to vote in an election for members of our Board of Directors. Under the Brazilian Corporate Law, any shareholder holding at least 5% of Cemig’s common shares in circulation may request adoption of a multiple vote procedure, which confers upon each share a number of votes equal to the present number of members of the Board of Directors and gives the shareholder the right to accumulate his or her votes in one sole candidate, or distribute them among several.

Under the Brazilian Corporate Law, holders of preferred shares representing at least 10% of Cemig’s share capital, and also holders of common shares representing at least 15% of its share capital (other than the controlling shareholder) have the right to appoint a member of the Board of Directors and his or her respective substitute member in a separate election. If none of the holders of common or preferred shares qualifies under the minimum limits specified above, shareholders representing, in the aggregate, a minimum of 10% of the share capital may combine their holdings to elect a member of the Board of Directors, and that member’s substitute member.

Under Article 171 of the Corporate Law, every shareholder has a generic right of first refusal in subscription of new shares, or securities convertible into shares, issued in any capital increase, in proportion to their percentage shareholding, except in the event of exercise of any option to acquire shares in our share capital. Shareholders are required to exercise their right of first refusal within 30 days from publication of the notice of increase of capital.

The dividend rights of the preferred and common shares are described below.

f)	Dividends

Under the by-laws, if the Company is able to pay dividends higher than the mandatory minimum dividends required for the preferred Shareholders, and the remaining net income is sufficient to offer equal dividends for both the common and preferred shares, then the dividends per share will be the same for the holders of common shares and preferred shares. Dividends declared are paid in two equal installments, the first by June 30 and the second by December 30, of the year following the generation of the profit to which they refer. The Executive Board decides the location and processes of payment, subject to these periods.

Under its by-laws, Cemig is required to pay to its shareholders, as mandatory dividends, 50% of the net income of each year.

The preferred shares have preference in the event of reimbursement of capital and participate in profits on the same conditions as the common shares have the right, when there is net income, to a minimum annual dividends equal to the greater of:

(a) 10% of their par value, and

(b) 3% of the portion of equity that they represent.

Under its by-laws, Cemig’s shares held by private individuals and issued up to August 5, 2004 have the right to a minimum dividend of 6% per year on their par value in all years when Cemig does not obtain sufficient profits to pay dividends to its Shareholders. This guarantee is given by the State of Minas Gerais by Article 9 of State Law 828 of December 14, 1951 and by State Law 15,290 of August 4, 2004.

Calculation of the minimum dividends proposed

The calculation of the minimum dividends proposed for distribution to Shareholders, considering the 2021 unrealized profit assumption mentioned in the previous paragraphs, is as follows:

	2021	2020	2019
Calculation of Minimum Dividends required by the By-laws for the preferred shares
Nominal value of the preferred shares	5,637	5,055	4,856
	5,637	5,055	4,856
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	564	506	486

Equity	19,457	17,473	15,887
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%
Portion of Equity represented by the preferred shares	12,950	11,630	10,574
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	389	349	317

Minimum Dividends required by the Bylaws for the preferred shares	564	506	486

Calculation of the Minimum Dividend under the by-laws based on the net income for the year
Mandatory dividend
Net income for the year	3,751	2,864	3,127

Mandatory dividends – 50% of Net income	1,876	1,432	1,564
Unrealized profit reserve	(835)	(835)	(835)
Reversal of the unrealized profit reserve established in 2019	835	835	—
Withholding income tax on Interest on equity	91	50	35
	1,967	1,482	764
Dividends recorded, as specified in the by-laws
Interest on Equity	956	553	400
Ordinary dividends	1,011	929	364
	1,967	1,482	764

Total dividends for the preferred shares	1,309	986	509
Total dividends for the common shares	658	496	255

Unit value of dividends – R$
Minimum dividends required by the by-laws for the preferred shares	0.50	0.50	0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	1,16	0.99	0.52
Dividends proposed: Common (ON) shares	1,16	0.99	0.52
Dividends proposed: Preferred (PN) shares	1,16	0.99	0.52

This table provides the changes on dividends and interest on capital payable:

Balances at December 31, 2019	744
Proposed dividends	1,482
Proposed dividends - Non-controlling interests	1
Withholding income tax on interest on capital	(50)
Dividends retained – Minas Gerais state government (Note 11)	(130)
Dividends paid	(598)
Balances at December 31, 2020	1,449
Proposed dividends	1,967
Proposed dividends - Non-controlling interests	1
Withholding income tax on interest on capital	(91)
Dividends retained – Minas Gerais state government (Note 11)	(13)
Dividends paid	(1,403)
Balances at December 31, 2021	1,910

Allocation of net income for 2021 – Management’s proposal

The Annual General Meeting (AGM) held on April 27, 2022 approved the following allocation of the net income for 2021, totaling R$3,753, less R$15 from realization of the deemed cost of PP&E, added to R$835 from the realization of the unrealized profit reserve and addition of R$39 to retained earnings, relating to post-employment benefits:

▪	R$187 to be held in the Legal Reserve, as established in Brazilian corporate law.
▪	R$1,967 for payment of the mandatory minimum dividends to Company’s holders, to be paid in two equal installments, by June 30 and December 30, 2022, as follows:

-	R$955 in the form of the mandatory dividends as of Interest on Equity, declared on December 07, 2021;
-	R$1,012 as dividends of 2021, to holders whose names are in the Company’s Nominal Share Registry on the date of the AGM.

▪	R$1,552 to be held in the Profit retention reserve, to ensure the Company’s consolidated investments planned for 2022, as per capital budget.

▪	R$21 to be recorded as Incentives Tax reserve, in reference to the tax incentive amounts obtained in 2020 in relation to the investments made in the region of Sudene.

The amount of R$835 remains as unrealized profit reserve, considering the reversal of the reserve constituted in 2020 and the new constitution in 2021, of the same amount.

Payment of the dividends will be made by December 30, 2022, in accordance with the availability of cash and at the decision of the Executive Board.

g)	Capital increase – Proposal by management

Considering that, on December 31, 2021, the share capital was R$8,467 and the amount of profit reserves, with the exclusion of the Tax Incentive Reserves and Unrealized Earnings Reserve, was R$9,989, exceeding the registered share capital by R$1,523, the Board of Directors will submit to the Annual General Meeting a proposal for increase of the registered share capital from R$8,467 to R$11,007, as per Article 199 of the Brazilian Corporate Law (Law 6,404/76), to be realized through capitalization of the balance of R$2,540 of the Profit retention reserve, through a stock bonus, with issuance of 508,009 new shares, each with nominal (unit) value of R$5.00 set in the by-laws, of which 169,811 will be common shares and 338,198 will be preferred shares.